Long-term loans (Details 1)	6 Months Ended
Mar. 31, 2026
Effective interest rate	4.50%
Xinmao Group Co., Ltd. [Member]
Loan commencement date	May 1, 2024
Loan maturity date	April 30, 2027
Effective interest rate	4.50%